Income Tax Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current and Deferred Components of Income Taxes

The current and deferred components of income taxes appearing in the consolidated statements of comprehensive income are as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current tax expenses	52,232	44,813	26,854
Deferred tax benefit	(7,042)	(1,492)	(21,115)
Income tax expenses	45,190	43,321	5,739

Reconciliation between Income Tax Expenses Computed by Applying PRC Enterprise Tax Rate Before Income Taxes and Actual Provision

Reconciliation between the income tax expenses computed by applying the PRC enterprise tax rate to income before income taxes and actual provision were as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Income from operations in the PRC	321,090	200,941	89,126
Income from overseas entities	17,930	16,826	5,504
Income before income tax	339,020	217,767	94,630
Tax expense at PRC enterprise income tax rate of 25%	84,755	54,442	23,658
Income tax on tax holiday(1)	(31,493)	(31,074)	(16,872)
Tax effect of permanent differences(2)	(12,147)	(16,895)	(28,303)
Change in valuation allowance(3)	1,592	29,780	22,153
Effect of share-based compensation	6,475	10,830	7,111
Effect of income tax in jurisdictions other than the PRC	(3,992)	(3,762)	(2,008)
Income tax expenses	45,190	43,321	5,739

(1)

The income tax on tax holidays represents the effect of preferential income tax rate enjoyed by Foshan Viomi, Guangdong Lizi and Yunmi Hulian. Foshan Viomi was qualified as an HNTE and enjoyed the beneficial tax rate of 15% for the three years ended December 31, 2019, 2020 and 2021. Foshan Viomi will need to re-apply for HNTE qualification renewal in 2022. The Company believed that Foshan Viomi can successfully obtain the renewal in 2022. Guangdong Lizi applied for the HNTE qualification and obtained approval in December 2020. It entitled to enjoy the preferential tax rate of 15% as an HNTE for three years starting from 2020 and should apply for HNTE qualification renewal in 2023. Yunmi Hulian applied for the HNTE qualification and obtained approval in December 2021. It entitled to enjoy the preferential tax rate of 15% as an HNTE for three years starting from 2021 and should apply for HNTE qualification renewal in 2024.

(2)	The permanent book-tax differences mainly consisted of R&D super deductions.
(3)

Valuation allowance for the years ended December 31, 2019, 2020 and 2021 are related to the deferred tax assets of certain group entities which reported loss. The Group believed that it is more likely than not that these the deferred tax assets of these entities will not be utilized. Therefore, valuation allowance has been provided.

Per Share Effect of Tax Holidays

The per share effect of the tax holidays are as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net income per share effect – basic	0.13	0.14	0.02
Net income per share effect – diluted	0.13	0.13	0.02

Significant Components of Deferred Tax Assets

The significant components of the Group’s deferred tax assets were as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Accrued expenses and others	12,466	18,567
Net operating loss carry forwards	32,985	69,852
Inventories write downs	1,463	985
Deferred income	201	161
Total deferred tax assets	47,115	89,565
Less: valuation allowance	(32,926)	(54,261)
Deferred tax assets, net	14,189	35,304

Movement of Valuation Allowance

Movement of valuation allowance

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at beginning of the year	1,554	3,146	32,926
Provided	1,592	29,780	21,335
Balance at end of the year	3,146	32,926	54,261